Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	119 Months Ended	120 Months Ended
	Jan. 31, 2025	Jan. 31, 2025	Jan. 31, 2025	Jan. 31, 2025
C000007089
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Shares
C000007092
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Shares
C000007097
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Shares
C000007099
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Shares
C000007101
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Shares
C000007103
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Shares
C000007105
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Shares
C000007107
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Shares
C000007109
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000151976
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Shares
Without Sales Load [Member] | C000007089
Average Annual Return [Line Items]
Average Annual Return, Percent	3.83%	1.04%		1.19%
Without Sales Load [Member] | C000007090
Average Annual Return [Line Items]
Average Annual Return, Percent	3.94%	1.14%		1.29%
Without Sales Load [Member] | C000007092
Average Annual Return [Line Items]
Average Annual Return, Percent	7.87%	3.56%		4.56%
Without Sales Load [Member] | C000007093
Average Annual Return [Line Items]
Average Annual Return, Percent	7.98%	3.67%		4.67%
Without Sales Load [Member] | C000007097
Average Annual Return [Line Items]
Average Annual Return, Percent	3.83%	0.72%		2.19%
Without Sales Load [Member] | C000007098
Average Annual Return [Line Items]
Average Annual Return, Percent	3.94%	0.82%		2.29%
Without Sales Load [Member] | C000007099
Average Annual Return [Line Items]
Average Annual Return, Percent	1.71%	(0.34%)		0.92%
Without Sales Load [Member] | C000007100
Average Annual Return [Line Items]
Average Annual Return, Percent	1.82%	(0.24%)		1.02%
Without Sales Load [Member] | C000007101
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.43%)	(3.18%)		1.23%
Without Sales Load [Member] | C000007102
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.33%)	(3.08%)		1.33%
Without Sales Load [Member] | C000007103
Average Annual Return [Line Items]
Average Annual Return, Percent	(3.82%)	(6.39%)		(1.53%)
Without Sales Load [Member] | C000007104
Average Annual Return [Line Items]
Average Annual Return, Percent	(3.72%)	(6.30%)		(1.43%)
Without Sales Load [Member] | C000007105
Average Annual Return [Line Items]
Average Annual Return, Percent	4.16%	1.16%		1.38%
Without Sales Load [Member] | C000007106
Average Annual Return [Line Items]
Average Annual Return, Percent	4.26%	1.26%		1.48%
Without Sales Load [Member] | C000007107
Average Annual Return [Line Items]
Average Annual Return, Percent	5.12%	1.81%		2.14%
Without Sales Load [Member] | C000007108
Average Annual Return [Line Items]
Average Annual Return, Percent	5.23%	1.91%		2.24%
Without Sales Load [Member] | C000007109
Average Annual Return [Line Items]
Average Annual Return, Percent	5.26%	1.94%		2.27%
Without Sales Load [Member] | C000151976
Average Annual Return [Line Items]
Average Annual Return, Percent	5.56%	2.52%	2.10%
Without Sales Load [Member] | C000151975
Average Annual Return [Line Items]
Average Annual Return, Percent	5.56%	2.61%	2.19%
NACC2 Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.07%	(0.60%)		1.19%
NACC2 Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.07%	(0.60%)		1.19%
NACC2 Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.07%	(0.60%)		1.19%
NACC2 Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.07%	(0.60%)		1.19%
NACC2 Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.07%	(0.60%)		1.19%
NACC2 Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.07%	(0.60%)		1.19%
NACC2 Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.07%	(0.60%)		1.19%
NACC2 Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.07%	(0.60%)		1.19%
NACC2 Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.07%	(0.60%)		1.19%
NACC2 Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.07%	(0.60%)		1.19%
NACC2 Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.07%	(0.60%)		1.19%
NACC2 Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.07%	(0.60%)		1.19%
NACC2 Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.07%	(0.60%)		1.19%
NACC2 Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.07%	(0.60%)		1.19%
NACC2 Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.07%	(0.60%)		1.19%
NACC2 Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.07%	(0.60%)		1.19%
NACC2 Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.07%	(0.60%)		1.19%
NACC2 Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.07%	(0.60%)	1.29%
NACC2 Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.07%	(0.60%)	1.29%
NACC2 Index: Bloomberg U.S. 1-5 Year Treasury Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. 1-5 Year Treasury Bond Index
Average Annual Return, Percent	3.50%	0.92%		1.28%
NACC2 Index: Bloomberg U.S. 1-5 Year Treasury Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. 1-5 Year Treasury Bond Index
Average Annual Return, Percent	3.50%	0.92%		1.28%
NACC2 Index: High-Yield Corporate Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	High-Yield Corporate Composite Index
Average Annual Return, Percent	7.89%	4.00%		4.83%
NACC2 Index: Bloomberg U.S. Corporate High Yield Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate High Yield Bond Index
Average Annual Return, Percent	9.68%	4.49%		5.24%
NACC2 Index: High-Yield Corporate Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	High-Yield Corporate Composite Index
Average Annual Return, Percent	7.89%	4.00%		4.83%
NACC2 Index: Bloomberg U.S. Corporate High Yield Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate High Yield Bond Index
Average Annual Return, Percent	9.68%	4.49%		5.24%
NACC2 Index: Bloomberg U.S. 5-10 Year Credit Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. 5-10 Year Credit Bond Index
Average Annual Return, Percent	3.76%	0.46%		2.45%
NACC2 Index: Bloomberg U.S. 5-10 Year Credit Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. 5-10 Year Credit Bond Index
Average Annual Return, Percent	3.76%	0.46%		2.45%
NACC2 Index: Bloomberg U.S. 5-10 Year Treasury Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. 5-10 Year Treasury Bond Index
Average Annual Return, Percent	0.89%	(1.09%)		0.75%
NACC2 Index: Bloomberg U.S. 5-10 Year Treasury Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. 5-10 Year Treasury Bond Index
Average Annual Return, Percent	0.89%	(1.09%)		0.75%
NACC2 Index: Bloomberg U.S. Long Credit A or Better Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Long Credit A or Better Bond Index
Average Annual Return, Percent	(1.57%)	(3.27%)		1.10%
NACC2 Index: Bloomberg U.S. Long Credit A or Better Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Long Credit A or Better Bond Index
Average Annual Return, Percent	(1.57%)	(3.27%)		1.10%
NACC2 Index: Bloomberg U.S. Long Treasury Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Long Treasury Bond Index
Average Annual Return, Percent	(3.91%)	(6.36%)		(1.41%)
NACC2 Index: Bloomberg U.S. Long Treasury Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Long Treasury Bond Index
Average Annual Return, Percent	(3.91%)	(6.36%)		(1.41%)
NACC2 Index: Bloomberg U.S. 1-5 Year Government Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. 1-5 Year Government Bond Index
Average Annual Return, Percent	3.51%	0.93%		1.29%
NACC2 Index: Bloomberg U.S. 1-5 Year Government Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. 1-5 Year Government Bond Index
Average Annual Return, Percent	3.51%	0.93%		1.29%
NACC2 Index: Bloomberg U.S. 1-5 Year Credit Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. 1-5 Year Credit Bond Index
Average Annual Return, Percent	4.93%	1.79%		2.24%
NACC2 Index: Bloomberg U.S. 1-5 Year Credit Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. 1-5 Year Credit Bond Index
Average Annual Return, Percent	4.93%	1.79%		2.24%
NACC2 Index: Bloomberg U.S. 1-5 Year Credit Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. 1-5 Year Credit Bond Index
Average Annual Return, Percent	4.93%	1.79%		2.24%
NACC2 Index: Bloomberg U.S. Treasury Bellwethers: 1 Year Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury Bellwethers: 1 Year Index
Average Annual Return, Percent	5.00%	2.39%	1.89%
NACC2 Index: Bloomberg U.S. Treasury Bellwethers: 1 Year Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury Bellwethers: 1 Year Index
Average Annual Return, Percent	5.00%	2.39%	1.89%